Segments	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segments
Segment reporting
34 Segments
ING Group’s segments are based on the internal reporting structure by lines of business.
The Executive Board of ING Group and the Management Board Banking (together the Chief Operating Decision Maker (CODM)) set the performance targets, approve and monitor the budgets prepared by the business lines. Business lines formulate strategic, commercial, and financial plans in conformity with the strategy and performance targets set by the CODM.
Recognition and measurement of segment results are in line with the accounting policies as described in Note 1 'Basis of preparation and significant accounting policies'. The results for the period for each reportable segment are after intercompany and intersegment eliminations and are those reviewed by the CODM to assess performance of the segments. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
The following table specifies the segments by line of business and main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands (Market Leaders)	Income from retail and private banking activities in the Netherlands, including the SME and mid-corporate segments, and the Real Estate Finance portfolio related to Dutch domestic mid-corporates. The main products offered are current and savings accounts, business lending, mortgages and other consumer lending in the Netherlands.
Retail Belgium (Market Leaders)	Income from retail and private banking activities in Belgium (including Luxembourg), including the SME and mid-corporate segments. The main products offered are similar to those in the Netherlands.
Retail Germany (Challengers and Growth Markets)	Income from retail and private banking activities in Germany (including Austria up to and including 2021, after which ING left the retail market). The main products offered are current and savings accounts, mortgages and other customer lending.
Retail Other (Challengers and Growth Markets)	Income from retail banking activities in the rest of the world, including the SME and mid-corporate segments in specific countries. The main products offered are similar to those in the Netherlands.
Wholesale Banking	Income from wholesale banking activities. The main products are: lending, debt capital markets, working capital solutions, export finance, daily banking solutions, treasury and risk solutions, and corporate finance.

Specification of geographical split of the segments
Geographical split of the segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany	Including Retail Banking Austria [1]
Other Challengers	Australia, Retail Banking Czech Republic [1], France [2], Italy, Spain, Portugal, Other
Growth Markets	Poland, Romania, Turkey, Philippines [2] and Asian stakes
Wholesale Banking Rest of World	UK, Americas, Asia and other countries in Central and Eastern Europe [3]
Other	Corporate Line
1 Retail Banking Austria and Retail Banking Czech Republic up to and including 2021, after which ING left the retail market.
2 In 2022, ING discontinued its retail activities in France and the Philippines.
3 As from 2022, Wholesale Banking Austria as well as Wholesale Banking Czech Republic are recorded in Wholesale Banking Rest of
World. Previously these financials were reported in Germany and Other Challengers respectively.
ING Group monitors and evaluates the performance of ING Group at a consolidated level and by segment. The Executive Board and the Management Board Banking consider this to be relevant to an understanding of the Group’s financial performance, because it allows investors to understand the primary method used by management to evaluate the Group’s operating performance and make decisions about allocating resources.
In addition, ING Group believes that the presentation of results in accordance with IFRS-EU helps investors compare its segment performance on a meaningful basis by highlighting result before tax attributable to ongoing operations and the profitability of the segment businesses. IFRS-EU result is derived by including the impact of the IFRS-EU ‘IAS 39 carve out’ adjustment.
The IFRS-EU ‘IAS 39 carve-out’ adjustment relates to fair value portfolio hedge accounting strategies for the mortgage and savings portfolios in the Benelux, Germany and Other Challengers that are not eligible under IFRS-IASB. As no hedge accounting is applied to these mortgage and savings portfolios under IFRS-IASB, the fair value changes of the derivatives are not offset by fair value changes of the hedge items (mortgages and savings).
The segment reporting in the annual report on Form 20-F has been prepared in accordance with International Financial Reporting Standards as issued by the EU (IFRS-EU) and reconciled to International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS-IASB) for consistency with the other financial information contained in this report. The difference between the accounting standards is reflected in the Wholesale Banking segment, and in the geographical split of the segments in the Netherlands, Belgium, Germany and Other Challengers.
Reference is made to Note 1 'Basis of preparation and significant accounting policies' for a reconciliation between IFRS-EU and IFRS-IASB. Corporate expenses are allocated to business lines based on time spent by head office personnel, the relative number of staff, or on the basis of income, expenses and/or assets of the segment.
ING Group reconciles the total segment results to the total result using Corporate Line. The Corporate Line is a reflection of capital management activities and certain income and expenses that are not allocated to the banking businesses. Furthermore, the Corporate Line includes the isolated legacy costs (mainly negative interest results) caused by the replacement of short-term funding with long-term funding during 2013 and 2014. ING Group applies a system of capital charging for its banking operations in order to create a comparable basis for the results of business units globally, irrespective of the business units’ book equity and the currency they operate in. In 2022, results in the Corporate Line were impacted by the application of hyperinflation accounting in the consolidation of our subsidiary in Turkey.
Income in 2022 included a hyperinflation accounting impact of EUR -279 million and a net TLTRO impact of EUR 16 million, while previous year was supported by a EUR 143 million net TLTRO impact and the recognition of a EUR 72 million receivable related to the insolvency of a financial institution. The decline was partly compensated by higher income from foreign currency ratio hedging, mainly on US dollar and the Polish zloty. Expenses in 2022 included a hyperinflation impact of EUR 30 million and a EUR 32 million impairment loss related to the goodwill allocated to Turkey, while previous year had included EUR 87 million of regulatory costs due to an incidental 50% increase in the Dutch bank tax.
The information presented in this note is in line with the information presented to the Executive Board of ING Group and Management Board Banking.
This note does not provide information on the types of products and services from which each reportable segment derives its revenues, as this is not reported internally and is therefore not readily available.

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
12 month period	2022					2021					2020
in EUR million	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	30,418	13,060	5,130	102	12,126	20,093	11,708	2,306	128	5,951	17,227	13,828	1,070	78	2,250

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	-11,856		-3,405		-8,451	-1,603		-429		-1,174	410		176		234
Result IFRS-EU [3]	18,561	13,060	1,725	102	3,674	18,490	11,708	1,877	128	4,776	17,637	13,828	1,246	78	2,485
1Net result, after tax and non-controlling interests.
2ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the IFRS-EU result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3IFRS-EU figures are derived from figures according to IFRS-IASB by excluding the impact of adjustment of the EU 'IAS 39 carve-out'.

ING Group Total
12 month period	2022			2021			2020
in EUR million	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group

Income
– Net interest income	13,745	11	13,756	13,615		13,615	13,600	3	13,604
– Net fee and commission income	3,586		3,586	3,517		3,517	3,011		3,011
– Total investment and other income	1,215	4	1,219	1,354	5	1,359	1,034	-12	1,022
Total income	18,546	16	18,561	18,485	5	18,490	17,645	-9	17,637

Expenditure
– Operating expenses	11,193	6	11,199	11,195	-3	11,192	11,160	-8	11,153
– Addition to loan loss provisions	1,861		1,861	516		516	2,675		2,675
Total expenses	13,053	6	13,060	11,711	-3	11,708	13,835	-8	13,828

Result before taxation	5,493	9	5,502	6,774	8	6,782	3,810	-1	3,809
Taxation	1,723	2	1,725	1,876	1	1,877	1,317	-71	1,246
Non-controlling interests	102		102	128		128	78		78
Net result IFRS-EU	3,667	7	3,674	4,770	7	4,776	2,415	70	2,485
Adjustment of the EU 'IAS 39 carve out'	8,451		8,451	1,174		1,174	-234		-234
Net result IFRS-IASB	12,119	7	12,126	5,944	7	5,951	2,180	70	2,250

Segments by line of business
12 month period	2022							2021							2020
in EUR million	Retail Nether-lands	Retail Belgium	Retail Germany	Retail Other [1]	Wholesale Banking	Corporate Line	Total	Retail Nether-lands	Retail Belgium	Retail Germany [2]	Retail Other [2]	Wholesale Banking	Corporate Line	Total	Retail Nether-lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total
Income
– Net interest income	2,888	1,668	1,666	2,726	4,260	550	13,756	3,290	1,747	1,447	2,712	4,151	267	13,615	3,511	1,816	1,587	2,760	3,718	212	13,604
– Net fee and commission income	892	511	437	535	1,217	-6	3,586	771	519	497	530	1,197	3	3,517	681	413	437	412	1,069	-1	3,011
– Total investment and other income	417	-32	69	402	849	-486	1,219	201	209	65	361	568	-45	1,359	279	145	93	89	609	-192	1,022
Total income	4,196	2,147	2,172	3,663	6,325	58	18,561	4,262	2,475	2,009	3,602	5,916	226	18,490	4,471	2,373	2,117	3,261	5,396	18	17,637

Expenditure
– Operating expenses	2,115	1,786	1,140	2,516	3,114	529	11,199	2,403	1,667	1,174	2,452	2,926	570	11,192	2,236	1,737	1,110	2,469	3,218	383	11,153
– Addition to loan loss provisions	67	139	131	302	1,220	2	1,861	-76	225	49	202	117		516	157	514	57	593	1,351	2	2,675
Total expenses	2,182	1,924	1,271	2,818	4,334	531	13,060	2,326	1,892	1,223	2,654	3,042	570	11,708	2,393	2,251	1,167	3,063	4,568	385	13,828

Result before taxation	2,014	223	901	845	1,991	-473	5,502	1,936	583	786	949	2,874	-345	6,782	2,078	122	950	199	827	-367	3,809
Taxation	540	72	202	257	581	73	1,725	499	146	252	212	703	65	1,877	523	51	331	105	295	-58	1,246
Non-controlling interests	0	0	3	47	52	1	102	0	0	4	98	26	0	128	-1	0	4	55	20	0	78
Net result IFRS-EU	1,474	151	696	541	1,358	-546	3,674	1,437	437	529	639	2,144	-410	4,776	1,556	71	615	39	512	-308	2,485
Adjustment of the EU 'IAS 39 carve out'					8,451		8,451					1,174		1,174					-234		-234
Net result IFRS-IASB	1,474	151	696	541	9,810	-546	12,126	1,437	437	529	639	3,318	-410	5,951	1,556	71	615	39	278	-308	2,250
1 In 2022, ING discontinued its retail activities in France and the Philippines.
2 In the fourth quarter of 2021, ING exited from the retail banking markets in Austria and the Czech Republic.

Geographical split of the segments
12 month period	2022								2021								2020
in EUR million	Nether-lands	Belgium	Ger-many	Other Challengers [1]	Growth markets [1]	Wholesale Banking Rest of World	Other	Total	Nether-lands	Belgium	Ger-many [2,3]	Other Challengers [2,3]	Growth markets	Wholesale Banking Rest of World [3]	Other	Total	Nether-lands	Belgium	Ger-many [3]	Other Challengers [3]	Growth markets	Wholesale Banking Rest of World [3]	Other	Total

– Net interest income	3,782	2,065	2,126	1,988	1,464	1,786	546	13,756	4,068	2,109	1,938	1,833	1,532	1,866	268	13,615	4,178	2,116	2,083	1,744	1,578	1,697	208	13,604
– Net fee and commission income	1,171	714	494	312	376	526	-6	3,586	1,070	717	523	327	351	525	3	3,517	981	583	466	271	286	425	-1	3,011
– Total investment and other income	577	-14	94	192	416	435	-481	1,219	314	265	118	80	446	182	-46	1,359	398	196	125	27	215	244	-184	1,022
Total income	5,531	2,765	2,714	2,491	2,256	2,746	58	18,561	5,452	3,092	2,578	2,240	2,330	2,574	226	18,490	5,557	2,896	2,674	2,042	2,078	2,366	23	17,637

Expenditure
– Operating expenses	3,001	2,120	1,318	1,456	1,444	1,331	529	11,199	3,279	1,960	1,339	1,516	1,276	1,251	570	11,192	3,347	2,037	1,263	1,536	1,272	1,310	387	11,153
– Addition to loan loss provisions	181	230	460	241	230	517	2	1,861	28	184	118	100	110	-23		516	421	589	267	297	412	685	2	2,675
Total expenses	3,182	2,350	1,778	1,696	1,674	1,847	531	13,060	3,307	2,143	1,457	1,616	1,386	1,228	570	11,708	3,769	2,627	1,530	1,833	1,684	1,995	390	13,828

Result before taxation	2,349	415	936	795	581	899	-473	5,502	2,145	948	1,121	623	944	1,346	-345	6,782	1,788	269	1,144	209	395	371	-367	3,809
Retail Banking	2,014	223	901	547	298			3,983	1,936	583	786	206	742			4,253	2,078	122	950	-27	225			3,348
Wholesale Banking	335	192	34	248	284	899		1,991	209	365	336	417	202	1,346		2,874	-290	147	194	236	169	371		827
Corporate Line							-473	-473							-345	-345							-367	-367
Result before taxation	2,349	415	936	795	581	899	-473	5,502	2,145	948	1,121	623	944	1,346	-345	6,782	1,788	269	1,144	209	395	371	-367	3,809
Taxation	658	114	297	255	156	189	57	1,725	556	240	358	185	178	296	64	1,877	518	89	380	90	141	87	-59	1,246
Non-controlling interests			3		98		1	102			4		124			128	-1		4		75			78
Net result IFRS-EU	1,691	301	636	540	327	710	-531	3,674	1,589	708	759	438	641	1,050	-409	4,776	1,271	180	760	119	178	284	-308	2,485
Adjustment of the EU 'IAS 39 carve out'	2,818	1,570	3,911	152				8,451	723	47	390	14				1,174	-177	27	-115	30				-234
Net result IFRS-IASB	4,510	1,871	4,547	692	327	710	-531	12,126	2,312	755	1,149	452	641	1,050	-409	5,951	1,094	207	645	149	178	284	-308	2,250
1 In 2022, ING discontinued its retail activities in France and the Philippines.
2 In the fourth quarter of 2021, ING exited from the retail banking markets in Austria and the Czech Republic.
3 As from 2022, Wholesale Banking Austria as well as Wholesale Banking Czech Republic are recorded in Wholesale Banking Rest of World. Previously these financials were reported in Germany and Other Challengers respectively. Historical figures have been adjusted.